Share-Based Payments (Details 2) - $ / shares	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Restricted Shares and Deferred Stock Units [Member]
Summary of the Company's Restricted shares Deferred stock units and performance units
Beginning Balance, Restricted Shares and Deferred Stock Units and Performance Units	839,188
Beginning Balance, Weighted Average Grant Date Fair Value, in USD per share	$ 76.54
Granted Restricted Shares and Deferred Stock Units and Performance Units	109,091	167,134	109,770
Granted Weighted Average Grant Date Fair Value, in USD per share	$ 104.82	$ 101.08	$ 76.37
Converted Restricted Shares and Deferred Stock Units and Performance Units	101,020
Converted Weighted Average Grant Date Fair Value, in USD per share	$ 104.91
Vested Restricted Shares and Deferred Stock Units and Performance Units	(416,328)
Vested Weighted Average Grant Date Fair Value, in USD per share	$ 68.59
Forfeited Restricted Shares and Deferred Stock Units and Performance Units	(36,082)
Forfeited Weighted Average Grant Date Fair Value, in USD per share	$ 90.65
Ending Balance, Restricted Shares and Deferred Stock Units and Performance Units	596,889	839,188
Ending Balance, Weighted Average Grant Date Fair Value, in USD per share	$ 91.21	$ 76.54
Performance Units [Member]
Summary of the Company's Restricted shares Deferred stock units and performance units
Beginning Balance, Restricted Shares and Deferred Stock Units and Performance Units	101,020
Beginning Balance, Weighted Average Conversion Date Fair Value, in USD per share	$ 104.91
Granted Restricted Shares and Deferred Stock Units and Performance Units	75,848	101,020	106,666
Granted Weighted Average Conversion Date Fair Value, in USD per share	$ 111.41	$ 104.91	$ 100.54
Converted Restricted Shares and Deferred Stock Units and Performance Units	(101,020)
Converted Weighted Average Conversion Date Fair Value, in USD per share	$ 104.91
Vested Restricted Shares and Deferred Stock Units and Performance Units	0
Vested Weighted Average Conversion Date Fair Value, in USD per share	$ 0.00
Forfeited Restricted Shares and Deferred Stock Units and Performance Units	0
Forfeited Weighted Average Conversion Date Fair Value, in USD per Share	$ 0.00
Ending Balance, Restricted Shares and Deferred Stock Units and Performance Units	75,848	101,020
Ending Balance, Weighted Average Conversion Date Fair Value, in USD per share	$ 111.41	$ 104.91